Statement of Stockholders' Equity (Deficit) (Unaudited) (Parentheticals)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 $ / shares	Dec. 31, 2014 $ / shares
Common Stock [Member] | Warrant Exercisable at $15.00 Per Share [Member]
Warrant exercise price		$ 15.00
Common Stock [Member] | Option Exercisable at $1.25 Per Share [Member]
Option exercise price		1.25
Common Stock [Member] | Shares Issued at $20.63 Per Share [Member]
Investor Relations compensation		20.63
Common Stock [Member] | Warrant Exercisable at $12.75 Per Share [Member]
Warrant exercise price		12.75
Common Stock [Member] | Option Exercisable at $5.25 Per Share [Member]
Option exercise price		5.25
Common Stock [Member] | Warrant Exercisable at $0.75 Per Share [Member]
Warrant exercise price		0.75
Common Stock [Member] | Warrant Exercisable at $13.50 Per Share [Member]
Warrant exercise price		13.50
Common Stock [Member] | Shares Issued at $18.75 Per Share [Member]
Investor Relations compensation		18.75
Common Stock [Member] | Warrant Exercisable at $7.50 Per Share [Member]
Warrant exercise price		7.50
Common Stock [Member] | Warrant Exercisable at $5.63 Per Share [Member]
Warrant exercise price		5.63
Common Stock [Member] | Warrant Exercisable at $12.75 Per Share 2 [Member]
Warrant exercise price		12.75
Common Stock [Member] | Warrant Exercisable at $11.25 Per Share [Member]
Warrant exercise price		11.25
Common Stock [Member] | Shares Issued at $11.25 Per Share [Member]
Investor Relations compensation		11.25
Common Stock [Member] | Shares Issued at $18.75 Per Share 2 [Member]
Investor Relations compensation		18.75
Common Stock [Member] | Warrant Exercisable at $13.50 Per Share 2 [Member]
Warrant exercise price		13.50
Common Stock [Member] | Warrant Exercisable at $9.75 Per Share [Member]
Warrant exercise price		9.75
Common Stock [Member] | Warrant Exercisable at $5.63 Per Share 2 [Member]
Warrant exercise price		5.63
Common Stock [Member] | Option Exercisable at $5.25 Per Share 2 [Member]
Option exercise price		$ 5.25
Series A Convertible Preferred Stock [Member] | Shares Issued at $19.50 Per Share [Member]
Number of shareholders		16
Series A Convertible Preferred Stock [Member] | Shares Issued at $19.50 Per Share 2 [Member]
Number of shareholders		16
Series A Convertible Preferred Stock [Member] | Shares Issued at $19.50 Per Share 3 [Member]
Number of shareholders		16
Series A Convertible Preferred Stock [Member] | Shares Issued at $19.50 Per Share 4 [Member]
Number of shareholders		16
Series A Convertible Preferred Stock [Member] | Shares Issued at $9.75 Per Share [Member]
Number of shareholders	16
Series A Convertible Preferred Stock [Member] | Shares Issued at $9.75 Per Share 2 [Member]
Number of shareholders	16
Series A Convertible Preferred Stock [Member] | Shares Issued at $9.75 Per Share 3 [Member]
Number of shareholders	16
Series A Convertible Preferred Stock [Member] | Common Stock [Member] | Shares Issued at $19.50 Per Share [Member]
Series A Convertible Preferred Stock Dividends		$ 19.50
Series A Convertible Preferred Stock [Member] | Common Stock [Member] | Shares Issued at $19.50 Per Share 2 [Member]
Series A Convertible Preferred Stock Dividends		19.50
Series A Convertible Preferred Stock [Member] | Common Stock [Member] | Shares Issued at $19.50 Per Share 3 [Member]
Series A Convertible Preferred Stock Dividends		19.50
Series A Convertible Preferred Stock [Member] | Common Stock [Member] | Shares Issued at $19.50 Per Share 4 [Member]
Series A Convertible Preferred Stock Dividends		19.50
Series A Convertible Preferred Stock [Member] | Common Stock [Member] | Shares Issued at $9.75 Per Share [Member]
Series A Convertible Preferred Stock Dividends	$ 9.75
Series A Convertible Preferred Stock [Member] | Common Stock [Member] | Shares Issued at $9.75 Per Share 2 [Member]
Series A Convertible Preferred Stock Dividends	9.75
Series A Convertible Preferred Stock [Member] | Common Stock [Member] | Shares Issued at $9.75 Per Share 3 [Member]
Series A Convertible Preferred Stock Dividends	9.75
Note Conversion at $6.68 Per Share [Member] | Common Stock [Member]
Note conversion price		6.68
Note Conversion at $6.68 Per Share 2 [Member] | Common Stock [Member]
Note conversion price		6.68
Note Conversion at $5.85 Per Share [Member] | Common Stock [Member]
Note conversion price		5.85
Note Conversion at $5.03 Per Share [Member] | Common Stock [Member]
Note conversion price		5.03
Note Conversion at $5.14 Per Share [Member] | Common Stock [Member]
Note conversion price		5.14
Note Conversion at $5.00 Per Share [Member] | Common Stock [Member]
Note conversion price		5.00
Note Conversion at $5.26 Per Share [Member] | Common Stock [Member]
Note conversion price		5.26
Note Conversion at $5.26 Per Share 2 [Member] | Common Stock [Member]
Note conversion price		5.26
Note Conversion at $5.95 Per Share [Member] | Common Stock [Member]
Note conversion price		5.95
Note Conversion at $5.05 Per Share [Member] | Common Stock [Member]
Note conversion price		$ 5.05
Note Conversion at $2.90 Per Share [Member] | Common Stock [Member]
Note conversion price	2.90
Note Conversion at $2.96 Per Share [Member] | Common Stock [Member]
Note conversion price	2.96
Note Conversion at $2.91 Per Share [Member] | Common Stock [Member]
Note conversion price	2.91
Note Conversion at $2.77 Per Share [Member] | Common Stock [Member]
Note conversion price	2.77
Note Conversion at $2.25 Per Share [Member] | Common Stock [Member]
Note conversion price	2.25
Note Conversion at $2.00 Per Share [Member] | Common Stock [Member]
Note conversion price	2.00
Note Conversion at $2.27283 Per Share [Member] | Common Stock [Member]
Note conversion price	2.27283
Note Conversion at $2.0179 Per Share [Member] | Common Stock [Member]
Note conversion price	2.0179
Note Conversion at $2.00 Per Share 2 [Member] | Common Stock [Member]
Note conversion price	2.00
Note Conversion at $1.92417 Per Share [Member] | Common Stock [Member]
Note conversion price	1.92417
Note Conversion at $1.8578 Per Share [Member] | Common Stock [Member]
Note conversion price	$ 1.8578